UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive,
Suite 207
Oklahoma City, OK 73120

Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST YieldShares High Income ETF

Semi-Annual Report

June 30, 2017
(Unaudited)

YieldShares
High Income ETF
Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Disclosure of Fund Expenses	15
Supplemental Information	16

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-796-3863; and (ii) on the Commission’s website at http://www.sec.gov.

YieldShares
High Income ETF
Schedule of Investments
June 30, 2017 (Unaudited)

Description	Shares	Fair Value
CLOSED-END FUNDS — 99.7%
Asset Allocation — 4.5%
Calamos Strategic Total Return Fund	686,798	$8,063,008

Equity — 21.3%
Alpine Total Dynamic Dividend Fund	939,981	8,168,435
Cohen & Steers Quality Income Realty Fund	575,223	7,242,058
Eaton Vance Tax-Advantaged Global Dividend Income Fund	504,178	8,606,318
John Hancock Tax-Advantaged Dividend Income Fund	271,574	6,946,863
Liberty All Star Equity Fund	1,365,727	7,730,015
		38,693,689
Fixed Income — 73.9%
AllianceBernstein Global High Income Fund	389,645	5,042,006
AllianzGI Convertible & Income Fund	291,814	2,033,944
BlackRock Corporate High Yield Fund	664,870	7,286,975
BlackRock Credit Allocation Income Trust	543,763	7,313,612
BlackRock Debt Strategies Fund	136,888	1,579,688
BlackRock Multi-Sector Income Trust	432,665	7,844,216
Blackstone/GSO Strategic Credit Fund	471,030	7,498,798
Calamos Convertible Opportunities and Income Fund	693,422	7,807,932
DoubleLine Income Solutions Fund	390,320	8,060,108
Eaton Vance Limited Duration Income Fund	433,627	6,114,141
First Trust High Income Long/Short Fund	186,782	3,220,122
First Trust Intermediate Duration Preferred & Income Fund	292,399	$7,254,419
Morgan Stanley Emerging Markets Domestic Debt Fund	1,003,793	7,960,079
Nuveen Credit Strategies Income Fund	259,433	2,233,718
Nuveen Preferred Income Opportunities Fund	274,083	2,850,463
Nuveen Preferred Securities Income Fund	372,469	3,810,358
PIMCO Dynamic Credit and Mortgage Income Fund	362,822	8,098,187
Prudential Global Short Duration High Yield Fund	483,342	7,182,462
Prudential Short Duration High Yield Fund	264,623	4,040,793
Templeton Emerging Markets Income Fund	412,078	4,623,515
Wells Fargo Income Opportunities Fund	857,220	7,337,803
Wells Fargo Multi-Sector Income Fund	432,926	5,779,562
Western Asset High Income Fund II	737,178	5,300,310
Western Asset High Income Opportunity Fund	753,131	3,818,374
		134,091,585
Total Closed-End Funds
(Cost $174,386,289)		180,848,282

Total Investments — 99.7%
(Cost $174,386,289)		$180,848,282

Percentages are based on Net Assets of $181,395,735.

As of June 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance under U.S. GAAP.

For the period ended June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended June 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Statement of Assets and Liabilities
June 30, 2017 (Unaudited)

Assets:
Investments at Cost	$174,386,289
Investments at Fair Value	$180,848,282
Cash and Cash Equivalents	136,330
Dividends Receivable	483,360
Total Assets	181,467,972

Liabilities:
Other Accrued Expenses	72,237
Total Liabilities	72,237

Net Assets	$181,395,735

Net Assets Consist of:
Paid-in Capital	$187,253,215
Distributions in Excess of Net Investment Income	(1,221,444)
Accumulated Net Realized Loss on Investments	(11,098,029)
Net Unrealized Appreciation on Investments	6,461,993
Net Assets	$181,395,735

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	9,300,000
Net Asset Value, Offering and Redemption Price Per Share	$19.50

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Statement of Operations
For the six-month period ended June 30, 2017 (Unaudited)

Investment Income:
Dividend Income	$5,635,296
Interest Income	1,534
Total Investment Income	5,636,830

Expenses:
Advisory Fees	371,774
Total Expenses	371,774

Net Investment Income	5,265,056

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments(1)	(5,730,299)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	13,735,389
Net Realized and Unrealized Gain on Investments	8,005,090

Net Increase in Net Assets Resulting from Operations	$13,270,146

(1)	Includes any realized gains or losses as a result of in-kind transactions. (See Note 4).

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016 (Audited)
Operations:
Net Investment Income	$5,265,056	$6,262,613
Net Realized Loss on Investments(1)	(5,730,299)	(2,720,862)
Capital Gain (Loss) Distributions from Underlying Closed-End Funds	—	305,865
Net Change in Unrealized Appreciation on Investments	13,735,389	8,226,042
Net Increase in Net Assets Resulting from Operations	13,270,146	12,073,658

Dividends and Distributions to Shareholders:
Investment Income	(6,486,500)	(6,268,885)
Return of Capital	—	(3,683,115)
Total Dividends and Distributions to Shareholders	(6,486,500)	(9,952,000)

Capital Share Transactions:
Issued	56,795,172	41,656,072
Redeemed	—	(3,582,274)
Increase in Net Assets from Capital Share Transactions	56,795,172	38,073,798

Total Increase in Net Assets	63,578,818	40,195,456

Net Assets:
Beginning of Period	117,816,917	77,621,461
End of Period (Includes (Distributions in excess of) and Undistributed Net Investment Income of $(1,221,444) and $(–), respectively)	$181,395,735	$117,816,917

Share Transactions:
Issued	2,950,000	2,200,000
Redeemed	—	(200,000)
Net Increase in Shares Outstanding from Share Transactions	2,950,000	2,000,000

(1)	Includes any realized gains or losses as a result of in-kind transactions. (See Note 4).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Financial Highlights

Selected Per Share Data & Ratios
For the six months ended June 30, 2017 (Unaudited), the years or periods ended December 31 and the period ended April 30, 2013
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)(5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
YieldShares High Income ETF†
2017**	$18.55	$0.68	$1.08	$1.76	$(0.81)	$ —	$ —	$(0.81)	$19.50	$19.51	9.64%	$181,396	0.50%(4)(6)	7.08%(4)(6)	40%
2016	$17.84	$1.22	$1.41	$2.63	$(1.20)	$ —	$(0.72)	$(1.92)	$18.55	$18.56	15.42%	$117,817	0.50%(6)	6.62%(6)	17%
2015	$21.43	$1.30	$(2.97)	$(1.67)	$(1.30)	$ —	$(0.62)	$(1.92)	$17.84	$17.84	(8.26%)	$77,621	0.50%(6)	6.48%(6)	1%
2014	$23.16	$1.18	$(0.85)(7)	$0.33	$(1.17)	$(0.02)	$(0.87)	$(2.06)	$21.43	$21.56	1.03%	$77,132	0.50%(6)	5.06%(6)	111%
2013‡	$23.30	$0.89	$0.10	$0.99	$(0.85)	$(0.07)	$(0.21)	$(1.13)	$23.16	$23.24	4.40%	$20,845	0.50%(4)(6)	5.80%(4)(6)	—%
2013(3)	$20.00	$0.41	$3.95	$4.36	$(0.48)	$(0.58)	$ —	$(1.06)	$23.30	$23.19	21.93%	$1,165	0.50%(4)	2.07%(4)	42%

Amounts designated as “—” are $0 or have been rounded to $0.

*	Per share data calculated using average shares method.

**	For the six month period ended June 30, 2017.

†	Formerly, Sustainable North American Oil Sands ETF.

‡	For the period May 1, 2013 to December 31, 2013. Effective October 15, 2013, the YieldShares High Income ETF changed its fiscal year end to December 31. (See Note 1 in Notes to Financial Statements).

(1)
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

(3)	For the period June 11, 2012 (commencement of operations) to April 30, 2013.

(4)	Annualized.

(5)
Effective June 21, 2013, the Fund changed its name, underlying index and investment objective. The Fund’s past performance is not necessarily indicative of how the Fund will perform in the future. (See Note 1 in Notes to Financial Statements).

(6)
These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(7)
Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2017 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009 and amended July 20, 2011. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of the YieldShares High Income ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE High IncomeTM Index (the “Index”). Prior to June 21, 2013, the Fund was known as the Sustainable North American Oil Sands ETF and effective June 21, 2013, the Fund changed its name, underlying index and investment objective. Prior to June 21, 2013 the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the prime and yield performance of the Sustainable North American Oil Sands Index®. Effective October 15, 2013, the Fund changed its fiscal year end to December 31. The previous fiscal year end was April 30. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser for the Fund. Vident Investment Advisory, LLC (“Vident”) and Amplify Investments LLC (“Amplify”) (the “Sub-Adviser” and collectively the “Sub-Advisers”) serve as sub-advisers to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value for the six month period ended June 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six month period ended June 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies. It is the Fund’s policy to recognize transfers into or out of all levels at the end of the reporting period.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a creation unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown as of June 30, 2017:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
YieldShares High Income ETF	50,000	$500	$975,000	$500

Other — The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Advisers, including daily monitoring of the purchase and sale of securities by Vident and regular review of the Sub-Advisers’ performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a sub-license agreement, marketing support, and expense reimbursement agreement (the “Sub-License Agreement”) with YieldShares LLC (the “Sponsor”). Under the Sub-License Agreement, the Sponsor has agreed to Sub-License the use of the Index to the Adviser.

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

3. AGREEMENTS (concluded)

Sub-Advisory Agreements

Vident Investment Advisory, LLC is a Delaware limited liability company located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. Vident is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at an annual rate of 0.03% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

Effective October 1, 2016, the Adviser has entered into a sub-advisory agreement with Amplify Investments, LLC. Amplify is a Delaware limited liability company located at 3250 Lacey Road, Suite 130, Downers Grove, Illinois 60515. Pursuant to the terms of a sub-advisory agreement between the Adviser and Amplify, other than certain functions delegated to Vident, Amplify is responsible for the day-to-day management of the Fund, may make investment decisions for the Fund as determined necessary by Amplify, and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, Amplify has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of the Fund, except Excluded Expenses. Amplify receives a fee from the Adviser, calculated daily and paid monthly, at the following annual rates expressed as a percentage of the average daily net assets of the Fund: 0.38% on the first $50 million, 0.39% on the next $200 million, and 0.41% above $250 million.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) for the Fund pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the six month period ended June 30, 2017 and the year ended December 31, 2016 no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the six month period ended June 30, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
YieldShares High Income ETF	$59,717,235	$60,375,117

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the six-month period ended June 30, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
YieldShares High Income ETF	$56,312,495	$—	$—

For the year ended December 31, 2016, the Fund had $106,819 of realized gains as a result of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the year ended December 31, 2016 and ended December 31, 2015:

YieldShares High Income ETF	Ordinary Income	Return of Capital	Totals
2016	$6,268,885	$3,683,115	$9,952,000
2015	5,746,010	2,773,990	8,520,000

As of December 31, 2016, the components of Accumulated Losses on a tax basis were as follows:

YieldShares High Income ETF
Capital Loss Carryforward	$(4,897,510)
Unrealized Depreciation	(7,743,616)
Total Accumulated Losses	$(12,641,126)

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2017 (Unaudited) (Continued)

5. TAX INFORMATION (concluded)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these provisions are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Non-Expiring Capital Loss Carryforwards
YieldShares High Income ETF	$2,895,654	$2,001,856	$4,897,510

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at June 30, 2017, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
YieldShares High Income ETF	$174,386,289	$7,191,837	$(729,844)	$6,461,993

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds included in the Index. The Index seeks to measure the performance of the top 30 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income.

Concentration Risk

Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

YieldShares
High Income ETF
Notes to Financial Statements
June 30, 2017 (Unaudited) (Concluded)

6. RISKS OF INVESTING IN THE FUND (concluded)

Fund of Funds Risk

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Leverage Risk

Leverage may result from ordinary borrowings, or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is a expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

Risk of Market Price Discount from/Premium to Net Asset Value

The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.

7. OTHER

At June 30, 2017, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, the Fund has determined that no adjustments were required to the financial statements.

YieldShares
High Income ETF
Disclosure of Fund Expenses
(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2017 to June 30, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratios	Expenses Paid During Period*
YieldShares High Income ETF
Actual Fund Return	$ 1,000.00	$ 1,096.40	0.50%	$2.60
Hypothetical 5% Return	$ 1,000.00	$ 1,022.32	0.50%	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half period shown).

YieldShares
High Income ETF
Supplemental Information
(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.yieldshares.com.

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Sub-Advisers:
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, GA 30076

Amplify Investments LLC
3250 Lacey Road, Suite 130
Downers Grove, IL 60515

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

YYY-SA-001-0500

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: September 6, 2017

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: September 6, 2017